Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	$ 186,707	$ 188,796
Accumulated depreciation and amortization	86,654	79,229
Net book value	100,053	109,567
Building [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	72,925	73,626
Accumulated depreciation and amortization	12,139	9,406
Net book value	60,786	64,220
Information systems, hardware and software [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	70,049	62,519
Accumulated depreciation and amortization	48,127	39,414
Net book value	21,922	23,105
Assembly equipment, furniture, fixtures and other [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	37,875	44,398
Accumulated depreciation and amortization	26,388	30,409
Net book value	11,487	13,989
Assets under construction [Member]
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Cost	5,858	8,253
Net book value	$ 5,858	$ 8,253